Condensed Consolidated Statements of Equity (Unaudited) (Parenthetical) - ¥ / shares	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash dividends: Common stock, per share (in JPY per share)	¥ 12.50	¥ 12.50
Unappropriated retained earnings:
Cash dividends: Common stock, per share (in JPY per share)	¥ 12.50	¥ 12.50